14. Financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Financial Assets And Liabilities
Financial assets and liabilities
14.1.	Trade and other receivables

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Non-current:
Trade receivables - CAMMESA	2,591,913	3,544,354
Upfront payments of associates acquisition	43	43
Receivables from associates	10,257	8,732
	2,602,213	3,553,129

Current:
Trade receivables - CAMMESA	3,625,863	1,807,721
Trade receivables - YPF SA	136,696	309,837
Recovery of insurance	21,292	16,646
Trade receivables - Large users	41,414	25,384
Receivables from associates	7,267	5,487
Receivables from other related parties	-	11
Other receivables	56,284	52,200
	3,888,816	2,217,286
Allowance for doubtful accounts - note 14.1.1.	(1,751)	(1,751)
	3,887,065	2,215,535

For the terms and conditions of receivables from related parties, refer to note 19.

Trade receivables from CAMMESA accrue interest, once they become due. The Group accrues interest on receivables from CAMMESA according to the nature of the receivables, as follows:

Receivables for FONINVEMEN I and II: The Company accrues interests according to the explicit rate agreed in the corresponding agreements for the passage of time.

CVO receivables: The Company will accrue interest when it becomes probable that the CVO power plant construction would be completed and the plant could operate as a combined-cycle plant.

LVFVD (Sales Liquidations with Maturity Dates to be Defined): The Company recognizes interest on the LVFVDs when CAMMESA determines the amount of interest and notifies the Company through a billing document.

Trade receivables related to YPF and large users accrue interest as stipulated in each individual agreement. The average collection term is generally from 30 to 90 days.

FONINVEMEM I and II: As described in note 1 between 2004 and 2007, the Argentine government issued a series of resolutions aimed at increasing thermal generation capacity while at the same time providing a mechanism for generators to collect their LVFVD receivables. The receivables under FONINVEMEM I and II Agreements are included under “Trade receivables - CAMMESA”. Such receivables are being collected in 120 equal, consecutive monthly installments beginning in February and January 2010, when Thermal Jose de San Martin and Thermal Manuel Belgrano plants, commenced operations, respectively. Since the commissioning of the power plants in 2010, CAMMESA has made all payments of principal and interest in accordance with the above-mentioned contractual agreements.

During the years ended December 31, 2017 and 2016 collections of these receivables amounted to 350,577 and 307,211, respectively.

The FONINVEMEM I and II receivables are denominated in US dollars and accrue interest at LIBOR plus 1% and 2%, respectively.

As of December 31, 2017 and 2016 the FONINVEMEN I and II receivables amounted 816,653 and 1,019,991, respectively, which corresponds to USD 44 million and USD 64 million, respectively.

CVO receivables

Receivables under CVO agreement are disclosed under “Trade receivables - CAMMESA”. Collection of such receivables will begin after the thermal plan Central Vuelta de Obligado is commissioned.

As described in note 1 in 2010 the Company approved a new agreement with the former Secretariat of Energy (the “CVO agreement”). This agreement established, among other agreements, a framework to determine a mechanism to settle unpaid trade receivables as per Resolution 406 accrued over the 2008-2011 period by the generators (CVO receivables) and for that purpose enabling the construction of a thermal combined cycle plant named Central Vuelta de Obligado.

As of December 31, 2017 and 2016 CVO receivables amounted 1,291,384 and are denominated in Argentine Pesos.

We have not recognized interests as well as the effect of the conversion of these receivables into US dollars due to uncertainties in the application of the agreement terms by CAMMESA because the agreement included conditions precedent to complete the thermal combined cycle plant and obtain the related regulatory approvals, which have not occurred as of December 31, 2017.

Subsequent event

Effective as of March 20, 2018, CAMMESA approved the commercial operations in the WEM as a combined cycle of the thermal plant Central Vuelta de Obligado (the “Commercial Approval”).

As a consequence of the Commercial Approval and pursuant to the CVO agreement, we are entitled to collect the CVO receivables in US dollars in 120 monthly, equal consecutive installments, starting from the Commercial Approval. We estimate that the resulting one-time gain for the recognition of the interests as well as the effect of the conversion of the CVO receivables into US dollars, before income tax, would be approximately 8,900,000 and it will be recorded in the 2018 first quarter results.

The information on the Group’s objectives and credit risk management policies is included in note 20.

The breakdown by due date of trade and other receivables due as of the related dates is as follows:

			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2017	6,489,278	6,448,858	35,045	-	1,877	-	3,498
12-31-2016	5,768,664	5,043,085	725,579	-	-	-	-

14.1.1.	Allowance for doubtful accounts

	12-31-2017				12-31-2016
Item	At beginning	Increases	Recovery	At end	At end

Allowance for doubtful accounts - Trade and other receivables	1,751	-	-	1,751	1,751
Total	1,751	-	-	1,751	1,751

14.2.	Trade and other payables

	12-31-2017	12-31-2016
	ARS 000	ARS 000
Current:
Trade payables	1,006,191	652,349
Insurance payable	1,936	685
Payables to associates	9,179	2,564
	1,017,306	655,598

Trade payables are non-interest bearing and are normally settled on 60-day terms.

The information on the Group’s objectives and financial risk management policies is included in note 18.

For the terms and conditions of payables to related parties, refer to note 17.

14.3.	Other loans and borrowings

	12-31-2017	12-31-2016
	ARS 000	ARS 000
Non-current

Borrowings from Banco de Galicia y Buenos Aires S.A.	1,478,729	-

	12-31-2017	12-31-2016
	ARS 000	ARS 000
Current

Short term bank loans	233	294,692
Borrowings from Banco de Galicia y Buenos Aires S.A.	505,371	998,486
	505,604	1,293,178

14.3.1.	Loans from Banco de Galicia y Buenos Aires S.A. to CP La Castellana and CP Achiras S.A.U.

On October 26, 2017 and October 30, 2017, CP La Castellana and CP Achiras S.A.U. (“CP Achiras”) entered into loans with Banco de Galicia y Buenos Aires S.A. in the amount of 330,000 and 175,000, respectively (the “Castellana and Achiras Loans”). The Castellana and Achiras Loans accrue interest at an interest rate equal to BADLAR private banks plus a 3.10% margin and shall mature on the dates that are two years from the execution and disbursement. The proceeds from these loans were used to finance the Achiras Project and the La Castellana Project. We have fully, unconditionally and irrevocably guaranteed, as primary obligor, all payment obligations assumed and/or to be assumed by CP La Castellana and CP Achiras under these loans and any other ancillary document related to them.

Loans for wind turbines acquisition

On November 10, 2017, CP La Castellana and CP Achiras entered into two short-term bridge loans with Banco de Galicia y Buenos Aires S.A. in the amount of USD 35.0 million and USD 18.0 million, respectively.

On December 21, 2017, CP La Castellana and CP Achiras entered into two short-term bridge loans with Banco de Galicia y Buenos Aires S.A. in the amount of USD 9.0 million and USD 5.8 million, respectively.

On December 22, 2017, CP La Castellana and CP Achiras entered into two short-term bridge loans with Banco de Galicia y Buenos Aires S.A. in the amount of USD 6.5 million and USD 3.2 million, respectively.

These loans accrued interest at an annual interest rate of 3.6% and mature on April 9, 2018.

As of December 31, 2017, CP La Castellana entered into the loans described in note 14.3.2, which in their Framework Agreement consider long-term refunding of the loans agreed between this Company and Banco de Galicia y Buenos Aires S.A. Consequently, as of December 31, 2017 such loans were classified as non-current liabilities since the Group could refund them in a period longer than one year from such date.

Subsequent events

On January 9, 2018 CP La Castellana paid in full the three-short-term bridge - loans mentioned above for an aggregate amount of USD 50.5 million with the proceeds of the ICC - IFC Facility, described below.

On January 15, 2018 CP Achiras entered into a short-term bridge loan with Banco de Galicia y Buenos Aires in the amount of USD 7 million for the acquisition of wind turbines. This loan accrues interest at an annual interest rate of 3.1% and matures on March 18, 2018.

On April 9 and 10, 2018 CP Achiras paid in full the four short-term bridge loans mentioned above for an aggregate amount of USD 34 million with the proceeds of the ICC - IFC Facility, described below.

14.3.2.	Loans from the IIC-IFC Facility

On October 20, 2017, CP La Castellana S.A.U. entered into a common terms agreement with (i) the Inter-American Investment Corporation, (ii) the Inter-American Investment Corporation, acting as agent for the Inter-American Development Bank, (iii) the Inter-American Investment Corporation, as agent of the Inter-American Development Bank, in its capacity as administrator of the Canadian Climate Fund for the Private Sector of the Americas, and (iv) the International Finance Corporation (collectively, the “senior lenders”) to provide loans for a total amount of up to USD 100.05 million (the “IIC-IFC Facility”), from which USD 5.0 million will accrue interest at an annual rate equal to LIBOR plus 3.5% and the rest at LIBOR plus 5.25%, and shall be repaid in 52 quarterly equal installments. Several other agreements and related documents, such as the guarantee and sponsor support agreement, where we fully, unconditionally and irrevocably guarantee, as primary obligor, all payment obligations assumed and/or to be assumed by CP La Castellana S.A.U. until the project reaches the commercial operation date (the “Guarantee and Sponsor Support Agreement”), hedge agreements, guarantee trust agreements, a share pledge agreement, an asset pledge agreement over the wind turbines, direct agreements and promissory notes have been executed.

Pursuant to the Guarantee and Sponsor Support Agreement, among other customary covenants for this type of facilities, we committed, until the La Castellana project completion date, which is expected to occur in the first quarter of 2019, to maintain (i) a leverage ratio of (a) until (and including) December 31, 2018, not more than 4.00:1.00; and (b) thereafter, not more than 3.5:1.00; and (ii) an interest coverage ratio of not less than 2.00:1.00. In addition, our subsidiary, CPR, and we, upon certain conditions, agreed to make certain equity contributions to CP La Castellana.

We also agreed to maintain, unless otherwise consented to in writing by each senior lender, ownership and control of the CP La Castellana as follows: (i) until the La Castellana project completion date, (a) we shall maintain (x) directly or indirectly, at least seventy percent (70%) beneficial ownership of CP La Castellana; and (y) control of the CP La Castellana; and (b) CP Renovables shall maintain (x) directly, ninety-five percent (95%)
beneficial ownership of CP La Castellana; and (y) control of CP La Castellana. In addition, (ii) after La Castellana project completion date, (a) we shall maintain (x) directly or indirectly, at least fifty and one tenth percent (50.1%) beneficial ownership of each of CP La Castellana and CP Renovables; and (y) control of each of CP La Castellana and CP Renovables; and (b) CP Renovables shall maintain control of the CP La Castellana.

Subsequent events

On January 9, 2018 CP La Castellana received the first disbursement from the IIC-IFC Facility for a total amount of USD 80 million.

On January 17, 2018 CP Achiras entered into an agreement with (i) International Finance Corporation (“IFC”) on its own behalf, as Eligible Hedge Provider and as an implementation entity of the Intercreditor Agreement Managed Program; (ii) Inter-American Investment Corporation (“IIC”), as lender on its behalf, acting as agent for the Inter-American Development Bank (“IDB”) and on behalf of IDB as administrator of the Canadian Climate Fund for the Private Sector in the Americas (“C2F”, and together with IIC and IDB, “Group IDB”, and together with IFC, “Senior Lenders”). They agreed on the structuring of a series of loan agreements in favor of CP Achiras for a total capital of up to USD 50.7 million; USD 40.7 million of that amount accrue an interest rate equal to LIBOR plus 5.25% and the rest at LIBOR plus 4%, amortized in 52 equal quarterly installments. Several other agreements and related documents, such as the guarantee and sponsor support agreement, where we will fully, unconditionally and irrevocably guarantee, as primary obligor, all payment obligations assumed and/or to be assumed by CP Achiras until the project reaches the commercial operation date, guarantee trust agreements, a share pledge agreement, a mortgage, an asset pledge agreement over the wind turbines, direct agreements and promissory notes have been executed. Pursuant to these agreements, we committed to the same covenants than for the IIC – IFC Facility entered by CP La Castellana, as described above.

On April 9 and 10, 2018 CP Achiras received two disbursements from the IIC-IFC Facility for a total amount of USD 50.7 million.

14.3.3.	Others

On June 30, 2016, the Company prepaid in cash all of its outstanding 9% Corporate bonds - Class I 2007 for USD 51.6 million at a redemption value equivalent to the nominal value of outstanding securities plus accrued and unpaid interest. The original due date of such corporate bonds was in July 2017.

On May 31 and June 30, 2016, the Company entered into two financial loans with Banco de Galicia y Buenos Aires S.A. for USD 50.3 million and USD 11 million, respectively. The loans accrued interest at a nominal annual interest rate of 4.3% and should be repaid one year from the date of disbursement. Consequently, both loans were paid in full in May 2017, while latter one in June 2017.

14.3.4.	Medium Term Note Program

The Regular General Shareholders’ Meeting held on November 20, 2014, approved a Medium Term Note Program for a maximum amount outstanding at any time of up to USD 1,000,000,000 (or its equivalent in other currencies) to be issued in short, medium, long-term negotiable obligations convertible into shares, in the terms of the Law No. 23.576 (negotiable obligations law) (“The program”). In addition, the Board of Directors was empowered to determine and establish the conditions of the Program and of the notes to be issued under such Program which were not expressly determined by the Shareholders’ Meeting. The CNV authorized the Program on September 9, 2015.

The information on the Group’s objectives and financial risk management policies is included in note 20.

14.4.	Borrowings from CAMMESA

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Non-current:
CAMMESA loans	1,055,558	1,284,783
Current:
CAMMESA loans	970,980	420,672
CAMMESA prepayments	782,058	627,050
	1,753,038	1,047,722

On October 23, 2002, former Secretariat of Energy issued Resolution No. 146/2002 (“Resolution 146”), which specifies a funding mechanism for the generators based upon the performance of major maintenance to their existing facilities.

The major maintenance programs were previously approved by former secretariat of energy.

Under Resolution 146, the Group entered into several loan agreements with CAMMESA.

Such loans accrue interest at a rate equivalent to the one received by CAMMESA on its own cash investments and shall be repaid in 48 monthly installments beginning on the completion date of the relevant major maintenance. The Group has the option to repay the loans, through cash or net settlement of receivables from CAMMESA related with remuneration for non-recurring maintenance created by Resolution 529. In connection with this financing the Company provided CAMMESA a guaranty representing for the non-recurring maintenance receivables in order to fulfil its obligations.

The table below summarizes the maturity of the Group’s borrowings from CAMMESA:

	To due
Total	2018	2019	2020	2021	2022
ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

2,808,596	1,753,038	535,673	295,369	221,504	3,012

During the years ended December 31, 2017, 2016 and 2015, the Group received loans from CAMMESA amounting to 403,427, 784,245 and 317,995, respectively.

During the year ended December 31, 2015, the Group received prepayments from CAMMESA amounting to 415,911 for purchasing from General Electric a gas turbine with capacity of 373MW. The mentioned acquisition was previously approved by CAMMESA.

These prepayments accrue interest at an equivalent rate to the one received by CAMMESA on its own cash investments and the repayment schedule has not yet been established as of the date of these consolidated financial statements.

The information on the Group’s objectives and financial risk management policies is included in note 20.

14.5.	Changes in liabilities arising from financing activities

	01-01-2017	Payments	Non-cash transactions	Disbursements	Other	12-31-2017
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Other loans and borrowings	-	-	-	1,395,508	83,221	1,478,729
Borrowings from CAMMESA	1,284,783	-	-	403,427	(632,652)	1,055,558

Current liabilities
Other loans and borrowings	1,293,178	(1,349,934)	-	476,386	85,974	505,604
Borrowings from CAMMESA	1,047,722	-	(522,215)	-	1,227,531	1,753,038

The “Non-cash transactions” column includes the effect to cancel borrowings from CAMMESA under Resolution 146 with trade receivables from CAMMESA related with remuneration from non-recurring maintenance. The “Other” column includes the effect of reclassification of non-current portion to current due to the passage of time, the foreign exchange movement and the effect of accrued but not yet paid interest. The group classifies interest paid as cash flows from financing activities.

14.6.	Quantitative and qualitative information on fair values

Information on the fair value of financial assets and liabilities by category

The following tables is a comparison by category of the carrying amounts and the relevant fair values of financial assets and liabilities.

	Carrying amount		Fair value
	12-31-2017	12-31-2016	12-31-2017	12-31-2016
	ARS 000	ARS 000	ARS 000	ARS 000
Financial assets
Trade and other receivables	6,489,278	5,768,664	6,489,278	5,768,664
Other financial assets	1,110,728	1,796,756	1,110,728	1,796,756
Cash and cash equivalents	88,633	30,008	88,633	30,008
Total	7,688,639	7,595,428	7,688,639	7,595,428

	Carrying amount		Fair value
	12-31-2017	12-31-2016	12-31-2017	12-31-2016
	ARS 000	ARS 000	ARS 000	ARS 000
Financial liabilities
Other loans and borrowings	1,984,333	1,293,178	1,984,333	1,293,178
Borrowings from CAMMESA	2,808,596	2,332,505	2,808,596	2,332,505
Total	4,792,929	3,625,683	4,792,929	3,625,683

Valuation techniques

The fair value reported in connection with the abovementioned financial assets and liabilities is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

Management assessed that the fair values of current trade receivables and current loans and borrowings approximate their carrying amounts largely due to the short-term maturities of these instruments.

The Group measures long-terms receivables at fixed and variable rates based on discounted cash flows. The valuation requires that the Group adopt certain assumptions such as interest rates, specific risk factors of each transaction and the creditworthiness of the customer.

Fair value of quoted debt securities, mutual funds and corporate bonds is based on price quotations at the end of each reporting period.

The fair value of the foreign currency forward contracts is calculated based on appropriate valuation techniques that use market observable data.

The fair value of the group’s variable interest-rate borrowings and loans is determined by using the discounted cash flow method using discount rate that reflects the issuers borrowing rate as at the end of the year. Generally, the fair value of variable interest rate approximates their carrying amount.

Fair value hierarchy

The following tables provides, by level within the fair value measurement hierarchy, as described in note 2.2.2, the Company’s financial assets, that were measured at fair value on recurring basis as of December 31, 2017, and 2016:

	Fair value measurement using:
12-31-2017	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	556,138	556,138	-	-
Argentine Central Bank bills	404,570	404,570	-	-

Available-for-sale financial assets:
Mutual funds	150,020	150,020	-	-
Total financial assets measured at fair value	1,110,728	1,110,728	-	-

	Fair value measurement using:
12-31-2016	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	104,177	104,177	-	-
Corporate bonds	1,854	1,854	-	-
Available-for-sale financial assets:
Mutual funds	1,690,725	1,690,725	-	-
Total financial assets measured at fair value	1,796,756	1,796,756	-	-

There were no transfers between Level 1 hierarchies and there were not significant variations in Level 3 assets values.

14.7.	Derivative financial instruments

The gain on foreign currency forward contracts for the years ended December 31, 2016 and 2015 amounts to 157,827 and 410,794, respectively, and is disclosed net in financial expenses as net foreign exchange differences. Moreover, the amounts of 380,348 and 188,273 have been received as cash settlement of these contracts during the years ended December 31, 2016 and 2015, respectively.

The information on the Group’s objectives and financial risk management policies is included in note 20.

14.8.	Other financial assets

	12-31-2017	12-31-2016
	Book value	Book value
	ARS 000	ARS 000
Available-for-sale financial assets at fair value through other comprehensive income

Mutual funds	150,020	1,690,725
	150,020	1,690,725
Financial assets through profit or loss

Argentina Central Bank bills	404,570	-
Mutual funds	556,138	104,177
Corporate bonds	-	1,854
	960,708	106,031
	1,110,728	1,796,756

The information on the objectives and financial risk management policies is included in note 18.

14.9.	Financial assets and liabilities in foreign currency

	12-31-2017				12-31-2016
Account	Currency and amount (in thousands)		Effective exchange rate (1)	Book value	Currency and amount (in thousands)		Book value
				ARS 000			ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	24,648	18.5490	457,193	USD	44,490	702,495
				457,193			702,495
CURRENT ASSETS

Cash and cash equivalents	USD	4,313	18.5490	80,002	USD	1,502	23,717
	EUR	1	22.2829	22	EUR	2	33

Trade and other receivables	USD	29,541	18.5490	547,954	USD	41,410	653,871
				627,978			677,621
				1,085,171			1,380,116
NON-CURRENT LIABILITIES

Other loans and borrowings	USD	50,690	18.6490	945,326	USD	-	-
				945,326			-
CURRENT LIABILITIES

Other loans and borrowings	USD	27,099	18.6490	505,371	USD	62,837	998,486
Trade and other payables	USD	31,243	18.6490	582,651	USD	14,087	223,842
	EUR	136	22.4497	3,053	EUR	59	989
				1,091,075			1,223,317
				2,036,401			1,223,317

USD: US dollar.

EUR: Euro.

(1)	At the exchange rate prevailing as of December 31, 2017 as per Banco de la Nación Argentina.